Share Capital and Warrant Reserve (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 09, 2021	Sep. 08, 2021	Aug. 18, 2020	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021	Jul. 31, 2021
IfrsStatementLineItems [Line Items]
Number of shares issued				208,300		208,300
Loss on extinguishment of debt							$ (25,234)
Issuance of shares under exercise of warrants						833,065
Shares purchased under program						1,031,672
Warrants purchased under program						200,740
Shares purchased under repurchase program, value						$ 9,098,014
Fair value of traded warrants, net of commissions		$ 958,259
Fair value of traded warrants repurchased				$ 204,755		$ 204,755
Number of warrants, expired during the year						12,707		156,039
Warrants exercise price						$ 28.80		$ (36.26)
Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares repurchased and cancelled						364,306
Warrant One [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares under exercise of warrants						33,065
Warrants exercise price				$ 5.31		$ 5.31
Proceeds from exercise of warrant						$ 175,658
Warrant Two [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares under exercise of warrants						800,000
Warrants exercise price				6.19		$ 6.19
Proceeds from exercise of warrant						$ 4,952,000
Compensation Warrants [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares under exercise of warrants						524,682
Warrants exercise price				$ 5.65		$ 5.65
Number of warrants, expired during the year								(13,790)
Warrants exercise price								$ (35.16)
TSX Venture [Member]
IfrsStatementLineItems [Line Items]
Percentage of purchased shares		10.00%
Number of shares, total		13,415,154
Percentage of purchased warrants		10.00%
Number of warrants, total		4,119,622
TSX Venture [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares purchased under program	1,341,515
Warrants purchased under program	411,962
Ordinary shares [member] | Sichenzia Ross Ference LLP [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			50,000
Issued, price per share			$ 6.59
Loss on extinguishment of debt			$ 25,234